UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	104 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (317) 917-7000

Anthony J. Ghoston

President

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

BELL WORLDWIDE TRENDS FUND

PROSPECTUS

~~_____________ __,~~December 17, 2007

Bell Investment Advisors, Inc.

1111 Broadway, Suite 1630

Oakland, CA 94607

~~800-700-0089~~

(888) 592-2355

www.bellfunds.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
PAGE
RISK/RETURN SUMMARY	1
FEES AND EXPENSES OF INVESTING IN THE FUND	~~7~~8
HOW TO BUY SHARES	~~8~~9
HOW TO REDEEM SHARES	~~11~~12
DETERMINATION OF NET ASSET VALUE	~~13~~14
DIVIDENDS, DISTRIBUTIONS AND TAXES	~~14~~15
MANAGEMENT OF THE FUND	~~16~~17
FINANCIAL HIGHLIGHTS	~~18~~19
PRIVACY POLICY	~~19~~20
FOR MORE INFORMATION	Back Cover

RISK/RETURN SUMMARY

Investment Objective

The investment objective of the Bell Worldwide Trends Fund (the “Fund”) is to provide long-term capital appreciation.

Principal Strategies

The Fund invests in a portfolio of other investment companies, primarily exchange-traded funds (“ETFs”) and mutual funds offered on a no-load basis, based on an asset allocation methodology developed by the Fund’s advisor, Bell Investment Advisors, Inc. The Fund typically will invest in ETFs that hold portfolios of domestic and foreign equity securities of various market capitalizations. ETFs in which the Fund may invest generally include those based on market indices, sectors, industries, market capitalizations, investment styles, countries or geographic regions.

The advisor allocates the Fund’s assets among underlying funds based on its assessment of their relative opportunities and risks, as well as its evaluation of current market trends. On an ongoing basis, the advisor monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the advisor to represent the best performing market trends at the time of analysis. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior current performance relative to their peers, as determined by the advisor using its proprietary screening process.

When determining the securities in which the Fund will invest, the advisor begins by reviewing its proprietary database generally comprised of diversified ETFs and no-load mutual funds with at least one-year of performance history. ~~The advisor ranks these funds among five risk categories, based on a fund’s historical volatility, downside, portfolio composition, area of investment and diversification.~~ The advisor computes a performance score for each fund based on its analysis of the fund’s total returns for the most recent 1-month, 3-months, 6-months and one year. The performance information is collected by the advisor from information available from the underlying funds and from independent third party data providers. The advisor divides the funds among five risk categories, based on each fund’s historical volatility, downside, portfolio composition, area of investment and diversification. The advisor’s screening process ranks funds in terms of their performance on a risk-adjusted basis from highest to lowest. The advisor analyzes the funds in the top 20% of performance in each risk class, using quantitative factors such as standard deviation and beta, and qualitative factors, such as portfolio composition, tax efficiency, cost and the advisor’s assessment of each underlying fund’s management.

The advisor also reviews underlying market trends by examining its proprietary database of market indices and determining which broad trends are leading the market based on current performance. ~~The advisor selects a diverse group of underlying funds for the Fund’s portfolio that the advisor believes represent the best performing trends and a level of risk that is acceptable to the advisor. The~~Trends may be based on specific assets classes, market capitalizations, investment styles, sectors, industries, countries, or geographic regions. As a result, the Fund may invest in underlying funds that hold U.S. and foreign equity securities of any style, market capitalization, sector, or geographic region. Based on its evaluation of the underlying funds, the advisor selects a diverse group of underlying funds for the Fund’s portfolio that the advisor believes represent the best performance within their respective risk class and that are representative of broad, favorable trends identified by the advisor.

The advisor allocates the Fund’s assets among underlying funds in specific risk classes based on it evaluation of prevailing market conditions. When the advisor identifies market conditions as favorable, the advisor typically will allocate more assets to funds in a higher risk class. In comparison, when the advisor identifies market conditions as unfavorable, the advisor typically allocates more assets to those funds in a lower risk class. If the advisor deems market conditions to be very unfavorable, the advisor may seek to preserve capital by investing in underlying funds that invest in fixed income securities or by holding cash or cash equivalents. As a risk control measure, the advisor typically limits the Fund’s investment in the highest risk class to no more than 25% of the Fund’s total portfolio, regardless of the advisor’s evaluation of prevailing market conditions.

It should be noted that, even though the advisor’s upgrading process ranks underlying funds primarily on the basis of performance, ~~the Securities and Exchange Commission takes the position that mutual funds must disclose the fact that~~ past performance is no guarantee of future ~~performance~~success. The Fund is independent from any of the underlying funds in which it invests and it has no voice in, or control over, the investment practices, policies or decisions of the underlying funds. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund’s ability to sell its shares of the underlying fund at certain times. In these cases, an investment in an underlying fund that represents more than one percent of the underlying fund’s shares may be deemed to be illiquid.

The Fund may invest in ETFs that hold portfolios of debt securities. The Fund may also invest directly in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. Generally the advisor will invest in these securities when it is unable to identify funds that meet its investment criteria, or when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, the advisor will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. The advisor may also invest in money market funds and other cash equivalents.

The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs. However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF prior to investing beyond the 1940 Act’s limits.

Although the Fund will invest primarily in ETFs, no-load or load-waived mutual funds, the Fund is not precluded from investing in underlying funds with sales-related expenses, including redemption fees and/or 12b-1 fees in excess of 0.25%. Any 12b-1 fees received from underlying funds would be retained by the Fund. Shareholders may incur expenses associated with frequent capital gains distributions by the underlying funds, and could incur higher transaction costs because of high portfolio turnover in the Fund and its underlying funds. Because the Fund will bear its share of the fees and expenses of the underlying funds, you will pay higher expenses than would be the case if you invested directly in these funds.

~~The Fund may invest in underlying funds that are permitted to concentrate their assets in a single~~ Although the Fund is diversified, the Fund may invest in an underlying fund that is not diversified, which means that the underlying fund is not subject to restrictions under the 1940 Act limiting how much it may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. Although the Fund will not concentrate its investments in underlying funds that invest in a single industry, sector or geographic region, the underlying funds in which the Fund invest may concentrate their investments in any industry, sector or geographic region, ~~and may also invest in underlying funds that are not diversified~~which means they would be subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those industries, sectors or regions. In addition, the Fund may invest in underlying funds that invest in derivative instruments, futures, options, high-yield debt securities (junk bonds), use leverage or engage in short sales. The Fund typically invests in ETFs and open-end mutual funds holding domestic and international (including emerging markets), and small, mid and large cap equity securities, which means the Fund’s portfolio will be exposed to U.S. and foreign equity market risks.

The Fund may sell an underlying fund when the advisor believes the underlying fund’s strategy is no longer in line with what advisor believes to be the best performing market trends, if the advisor learns negative information about the portfolio companies’ fundamentals, to rebalance the Fund’s portfolio to conform to the advisor’s investment allocation, to meet redemptions, or for other reasons that the advisor deems prudent or advisable. The advisor will engage in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund will experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.” The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs.

Principal Risks of Investing in the Fund

•

Management Risk. The advisor’s strategy may fail to produce the intended results. The advisor’s upgrading strategy makes no effort to predict what the market will do next. Rather, the upgrading strategy is strictly a trend-following system which responds to what has already happened in the market and attempts to catch each significant market trend as it unfolds. There may be times when the strategy takes time to recognize a new market trend. As a result, the Fund may lag behind in participating in the profits from a newly developed trend, or may not be in a position to take advantage of a particular market trend. There also is the risk that investment strategies employed by the portfolio managers of the underlying funds in which the Fund invests may not result in an increase in the value of the underlying funds and, therefore, that the value of the Fund’s investment in the underlying funds may not increase, or may actually decrease. The advisor has no prior experience managing a mutual fund.

•	Other Investment Company Securities Risks.

1.      Generally. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition, the Fund may also incur increased trading costs as a result of the fund upgrading strategy.

2.      Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying growth fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the advisor believes are their full value. They may even decrease in value.

•

Equity Securities Risk. Through its investments, the Fund will be exposed to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform either the securities markets generally or particular segments of the securities markets.

•	Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. These include:
	•	The earnings and prospects of smaller companies are more volatile than larger companies.
	•	Smaller companies may experience higher failure rates than do larger companies.
•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

	•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Exchange-Traded Note Risk. The Fund will invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. ETNs in which the Fund may invest typically mature thirty years from the date of issue. The issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

•

Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses or in the Fund paying redemption fees. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

•

Foreign Securities Risk. Underlying funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

•	Fixed Income Risks. Underlying funds in the Fund’s portfolio may invest in fixed income securities.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the underlying fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the underlying fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities sometimes typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

Sector Risk. The Fund may have overweighted positions in ETFs that invest in particular sectors. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

•

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Certain underlying funds may engage in hedging strategies using derivatives, which may not be successful and may increase the volatility of the underlying fund. Also, an underlying fund’s use of leverage could have an impact on the underlying fund’s volatility, affecting the share price of the underlying fund and the Fund to the extent it is invested in the underlying fund.

•

Concentration Risk. Although the Fund will not concentrate its investments in underlying funds that invest in a single industry, sector or geographic region, the underlying funds in which the Fund invest may concentrate their investments. To the extent that underlying funds in which the Fund invests concentrate their investments in a particular industry, sector, ~~country~~ or geographic region, the ~~Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities~~underlying fund’s shares would be subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those industries, sectors or regions.

•

Derivatives Risk. Underlying funds may invest in derivatives, which will expose the Fund indirectly to various risks. The value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the advisor to the underlying fund could be incorrect in its expectations about the direction or extent of various markets. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the expenses involved may cause the underlying fund’s, and in turn, the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The underlying fund also could experience losses that reduce its returns if the indices underlying its derivative positions are not closely correlated with its other investments, or if the underlying fund is unable to close out a position because the market for an option or futures contract becomes illiquid. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the performance of the underlying fund and the Fund; certain gains or losses could be amplified, increasing movements in the share price of the underlying fund and the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the underlying fund may not correlate with the underlying fund’s other investments.

•

Non-Diversification Risk. ~~Underlying funds in which~~Although the Fund ~~invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on~~is diversified, the Fund may invest in an underlying fund that is not diversified, which means that the underlying fund is not subject to restrictions under the 1940 Act limiting how much ~~the underlying fund~~it may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

•

Market Timing Risk. Because the Fund does not consider the underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

General

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; other investment companies; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the advisor, or if the advisor believes that sufficient investment opportunities that meet the Fund's investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

•	long-term investors seeking a fund with an investment objective of long term growth;
•	investors who want exposure to a broad range of asset classes within the convenience of a single fund;
•	investors who want to hire a professional advisor to shift their assets between different types of investments as market conditions change; or
•	investors willing to accept price fluctuations in their investment.

How has the Fund performed in the past?

The Fund recently commenced operations and, as a result, has no prior performance history.

FEES AND EXPENSES OF INVESTING IN THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee[1]	1.00%
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.75%
Distribution (12b-1) Fees (dormant)	0.00%
Other Expenses[2]	1.92%
Fees and Expenses of Acquired Funds[2]	0.50%
Total Annual Fund Operating Expenses	3.17%
Expense Reimbursement[3]	(1.17%)
Net Fund Operating Expenses[3]	2.00%

_______________

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 1.00% redemption fee on shares redeemed within 30 calendar days after they are purchased.

2Based on estimated amounts for the Fund’s initial fiscal year. Fees and Expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value.

3 The advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain Net Annual Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds), at 1.50% of the average daily net assets of the Fund shares, through December 31, 2009. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. Net Fund Operating Expenses are calculated as 2.00%, an amount equal to the sum of the 1.50% expense cap and 0.50% Fees and Expenses of Acquired Funds, which are not included in the expense cap.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds, based on the costs above. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000 the Fund for the time periods indicated, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$203	$751

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The minimum initial investment in the Fund is $2,500 for all account types. The advisor may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form (which accompanies this Prospectus); and
•	a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (~~877~~888) ~~___-____~~592-2355 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

-your name	-the name on your account(s)
-your account number(s)	-a check made payable to The Bell Worldwide Trends Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (~~877~~888) ~~___-____~~592-2355 to obtain instructions.

Distribution Plan

The Fund has a distribution plan, in accordance with Rule 12b-1 under the 1940 Act. Under the distribution plan, the Fund can pay the Fund’s distributor, its advisor and/or other financial institutions, a fee of up to 0.25% of the average daily net assets. Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges. The Advisor does not currently intend to activate the Plan during the Fund’s first year of operations but may do so at any time.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. Please call Shareholder Services at (~~877~~888) ~~___-____~~592-2355 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (~~877) ___-____.~~888) 592-2355. You must first complete the optional Telephone Redemption section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing can result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds from shares withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the required holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult for the Fund to identify such activity in certain omnibus accounts traded through financial intermediaries since the Fund may not have knowledge of the identity of individual investors and their transactions in such accounts. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (~~877) ___-____.~~888) 592-2355. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Fund’s advisor at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the advisor may be obligated to fair value an ETF in which the Fund invests if the ETF failed to calculate its NAV as of the NYSE close. When pricing securities using the fair value guidelines established by the Board of Trustees, the Fund’s advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund’s advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the advisor’s fair value methodology is inappropriate. The Fund’s advisor will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The advisor continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below and in the table on the next page.

The Fund will distribute net realized capital gains (the excess of net long-term capital gains over net short-term capital loss) to its shareholders normally once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
*For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUND

Advisor. Bell Investment Advisors, Inc., 1111 Broadway, Suite 1630, Oakland, CA 94607, serves as investment advisor to the Fund. The advisor has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The advisor was formed in 1991. Although the advisor has no prior experience managing a mutual fund, the advisor has been managing other discretionary accounts using the same style since the advisor’s inception.

The Fund is required to pay the advisor a fee equal to 0.75% of the Fund’s average daily net assets. The advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses to the extent necessary to maintain the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), at 1.50% of the average daily net assets of the Fund, through December 31, 2009. Each waiver or reimbursement of an expense by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

If you invest in the Fund through an investment advisor, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the advisor may pay a fee to financial intermediaries for such services.

To the extent that the advisor, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the advisor pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Discussion of the factors that the Board of Trustees considered in approving the Fund’s advisory agreements will be contained in the Fund’s initial semi-annual report.

Portfolio Managers. Messrs. Matthew King and Dana Nelson have day-to-day responsibilities for managing the Fund’s portfolio. The investment decisions for the Fund typically are made jointly by Mr. King and Mr. Nelson, although Mr. King has ultimate decision-making authority over all of the Fund’s investment decisions.

Matthew P. King, CFA. Mr. King has been employed by Bell Investment Advisors, Inc. since ~~2000,~~2000. He began as an investment analyst and ~~currently as~~was appointed a portfolio manager~~.~~ in January 2004. He also serves as Chairman of the advisor’s investment committee ~~and as chief compliance officer of the advisor~~. Mr. King oversees investment management and research functions for the advisor. Mr. King holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Francisco. Mr. King earned a B.S. in Business Administration with a concentration in Finance and a minor in Economics from California Polytechnic State University, San Luis Obispo, in 2000.

Dana Nelson.             Mr. Nelson has been employed by Bell Investment Advisors, Inc. since ~~2003 as an investment analyst and~~2003, currently as a portfolio manager~~.~~ and previously as an investment analyst between 2003 and October 2007. As a member of the advisor’s investment committee, Mr. Nelson is responsible for compiling data and research materials. He also conducts research and analyses of current and future potential investments. Mr. Nelson is 2003 graduate of California Polytechnic State University, San Luis Obispo, where he majored in Business Administration with a concentration in Financial Management and a minor in Economics.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including the compensation structure, other accounts managed, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund recently commenced operations, there are no financial highlights available at this time.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and, when available, the Fund’s Annual and Semi- Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (~~877) ___-____.~~888) 592-2355. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund’s SAI and Annual and Semi Annual reports are available, free of charge, at the Fund’s Internet site at www.bellfunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

BELL WORLDWIDE TRENDS FUND

STATEMENT OF ADDITIONAL INFORMATION

~~____________,~~December 17, 2007

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Bell Worldwide Trends Fund (the “Fund”) dated ~~___,~~December 17, 2007. A free copy of the Prospectus can be obtained by writing Unified Fund Services, Inc., the Funds’ transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at ~~800-___-____.~~888-592-2355.

TABLE OF CONTENTS

Page
DESCRIPTION OF THE TRUST AND THE FUND	2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	3
INVESTMENT LIMITATIONS	7
INVESTMENT ADVISOR	9
TRUSTEES AND OFFICERS	11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	~~14~~15
PORTFOLIO TURNOVER	~~14~~15
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	15
PORTFOLIO TRANSACTIONS AND BROKERAGE	~~15~~16
DISCLOSURE OF PORTFOLIO HOLDINGS	17
PROXY VOTING POLICY	18
DETERMINATION OF NET ASSET VALUE	19
REDEMPTION IN-KIND	20
STATUS AND TAXATION OF THE FUND	~~20~~21
CUSTODIAN	22
FUND SERVICES	~~22~~23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
DISTRIBUTOR	23
DISTRIBUTION PLAN	~~23~~24
FINANCIAL STATEMENTS	24

DESCRIPTION OF THE TRUST AND THE FUND

The Bell Worldwide Trends Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on ~~__________, 2007.~~ September 10, 2007. The Fund commenced investment operations on or after December 17, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment advisor is Bell Investment Advisors, Inc. (the “Advisor”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax Advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A.   Investment Company Securities. The Fund will invest in the securities of other investment companies, primarily exchange-traded funds (“ETFs”) (also called underlying funds). For example, the Fund may invest in ETFs whose investments are consistent with the Fund’s own investment strategy. In addition, the Fund also may invest in ETFs that do not meet such investment strategy, for defensive and other purposes. ETFs in which the Fund may invest include, but are not limited to, PowerShares, WisdomTree, SPDRs, DIAMONDS, QQQs, iShares, Select Sector SPDRs, BLDRs, Fortune e-50, Fortune 500, streetTRACKS and Vanguard ETFs. The Fund may also invest in various ETFs that focus on investment style, market capitalization, sectors, sub-sectors, industries, geographic regions or various indices. Additionally, the Fund may invest in new exchange traded shares as they become available. When the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

B.        Equity Securities. The Fund will invest in ETFs that hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

C.        Fixed Income Securities. The Fund also will invest in fixed income securities, including ETFs that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

D.        Foreign Securities

1.         General. To the extent that the Fund invests in foreign securities, including ETFs, or in domestic ETFs that hold portfolios of foreign securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

2.         Emerging Markets Securities. The Fund may purchase ETFs that invest in, or other investment companies that are located in, emerging markets. To the extent the Fund invests in such securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular ETF.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

E.         U.S. Government Obligations. “U.S. Government obligations” include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the “full faith and credit” of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Funds are not guaranteed or backed by the United States Government.

STRIPS are U.S. Treasury bills, notes and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIP security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIP security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

F.        Commercial Paper. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds will only invest in commercial paper rated A-1 or A-2 by Standard & Poor’s Ratings Group (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) or which, in the opinion of the Advisor, is of equivalent investment quality. Certain notes may have floating or variable rates. Unless deemed liquid by the Advisor variable and floating rate notes with a demand notice period exceeding seven days generally are considered illiquid and, therefore, subject to the Trust’s prohibition on illiquid investments (see “Investment Limitations” below).

Commercial paper rated A-1 (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2.

G.        Bank Debt Instruments. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers’ acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days generally are deemed illiquid and, therefore, subject to the Trust’s prohibition on illiquid investments (see “Investment Limitations” below).

H.        Exchange-Traded Notes. The Fund may invest in exchange-traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged.

INVESTMENT LIMITATIONS

A.   Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.    Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.    Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3.    Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.    Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.    Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.    Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.    Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.    Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental.

1.                 Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation paragraph (1). Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.              Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).

3.             Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.            Options. The Fund will not purchase or sell puts, calls, options or straddles.

5.             Illiquid Securities. The Fund will not purchase illiquid securities that cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale. For purposes of this policy, ownership of greater than 1% of underlying open-end fund shares shall be considered an illiquid holding.

INVESTMENT ADVISOR

The Fund’s Advisor is Bell Investment Advisors, Inc., 1111 Broadway, Suite 1630,

Oakland, CA 94607. Bell Investment Advisors, Inc. was formed in 1991 by James Bell, its majority owner. The advisor provides investment advice to individuals, pension plans, and charitable institutions. The Fund is the first mutual fund managed by the advisor.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.

The Advisor contractually has agreed to waive its fee and reimburse the Fund’s expenses, but only to the extent necessary to maintain annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), at 1.50% the average daily net assets of the Fund, through December 31, 2009. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that expense was incurred; provided that the Fund is able to make the repayment without exceeding the expense limitation set forth above.

The Advisor retains the right to use the name “Bell” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “Bell” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days’ written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Manager

Dana Nelson and Matthew King serve as the portfolio managers for the Fund and, as such, jointly are responsible for making all investment decisions of the Fund (each, a “Portfolio Manager”). The Portfolio Managers, jointly with Mr. James Bell, are primarily responsible for day-to-day management of the investment advisory accounts of the Advisor. The Advisor’s Investment Committee is comprised of 10 individuals, including the Portfolio Managers. As of September 30, 2007, the Portfolio Managers ~~also~~ (jointly ~~managed~~with Mr. Bell) were responsible for managing the following accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Pooled Investment Vehicles	0	0	0	0
Retail Accounts	1065	$539,399,275	0	0

Compensation: Each Portfolio Manager is compensated for his services by the Advisor. Portfolio managers receive a salary and may receive a bonus based on performance of the company relative to its revenue goals and new business development. Portfolio managers do not receive compensation based on the performance of the Fund.

Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as they use for their other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Advisor may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various ETFs to other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an ETF for the Fund and do not include such ETF in recommendations provided to other clients. This is because the Advisor’s portfolio recommendations among clients differ, based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made.

Each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members; as a result, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares: As of the date of this SAI, the Portfolio Managers did not own any shares of the Funds. As soon as practicable following commencement of the Fund’s investment operation, the portfolio managers intend to purchase shares of the Fund in the following range:

Portfolio Manager	Dollar Range of Fund Shares
Dana Nelson	$10,000 - $50,000
Matthew King	$10,000 - $50,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Trustees who are not interested persons of the Trust (each an “Independent Trustee” and collectively, the “Independent Trustees”).

Name, Address*, (~~Date of Birth~~Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years ~~And~~and Other Directorships
Gary E. Hippenstiel (~~1947~~Age - 59) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (~~1946~~Age - 61) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment ~~advisor~~adviser, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (~~1950~~Age - 56) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (~~1952~~Age - 55) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

* The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of ~~__~~39 series.

The Trust’s ~~audit committee~~Audit Committee consists of the Independent Trustees. The ~~audit committee~~Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The ~~audit committee~~Audit Committee met four times during the year ended December 31, ~~2006.~~2007.

The ~~pricing committee~~Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Adviser’s fair valuation determinations ~~on behalf of the Fund~~, if any. The members of the ~~pricing committee~~Pricing Committee are all of the Trustees, except that any one member of the ~~pricing committee~~Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The ~~pricing committee was established in 2006 and held two~~Pricing Committee held four meetings during the year ended December 31, 2007.

The Adviser Contract Renewal Committee is responsible for conducting due diligence on the renewal of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which is provided by the investment advisers and sub-advisers and the Trust's Administrator, and it also conducts telephone interviews of advisers and sub-advisers. The Adviser Contract Renewal Committee is comprised of all of the Trustees, although at least two independent Trustees are required to establish a quorum. This Committee was recently established in 2007 and held three meetings during the year ended December 31, ~~2006.~~2007.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, and each officer of the Trust.

Name, Address*, (~~Date of Birth~~Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 52)*** Trustee, November 2007 to present;	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001.
Anthony J. Ghoston (~~1959~~Age - 48) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

John C. Swhear (~~1961~~Age - 46) Senior Vice President, May 2007 to present

Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including: Associate General Counsel, April 2007, Investment Adviser Chief Compliance Officer, June 2004 to April 2007, Assistant Secretary to the Board of Directors, December 2002 to April 2007, Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007, Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

J. Michael Landis (~~1971~~Age - 36) Interim Treasurer, March 2007 to present

Vice President of Fund Accounting and ~~Financial Reporting~~Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October, 2006; Director of Fund Accounting and Fund Administration for PFPC, a mutual fund servicing company, from July 2006 to October 2006; Manager of Fund Accounting for Unified Fund Services, Inc. from November 2004 to July 2006; Manager of Fund Accounting for Mellon Financial Corporation from November 1998 to November 2004.

Lynn E. Wood (~~1946~~Age - 60) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October ~~2005,~~2005 and from 1997 to 2000, Chairman from 1997 to December ~~2004~~2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (~~1975~~Age - 31) Secretary, July 2005 to present; Assistant Secretary , September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

*	The address for each trustee and officer of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of ~~__~~39 series.

*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified                      Financial Securities, Inc., one of the Trust’s distributors.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2006.

Trustee	Dollar Range of ~~the~~ Fund~~’s~~ Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald ~~C.~~ Tritschler	None	None
Stephen ~~A.~~ Little	None	None
Daniel ~~J.~~ Condon	None	None
Nancy V. Kelly	None	None

*~~As of the date of this SAI, the~~ The Trust currently consists of ~~__~~39 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from ~~the~~each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust~~*~~[1]

Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$~~1098~~1,231	$0	$0	$~~45,000~~48,000
Stephen A. Little, Chairman of the Board	$~~1098~~1,231	$0	$0	$~~45,000~~48,000
Daniel J. Condon, Trustee	$~~854~~974	$0	$0	$~~35,000~~38,000
Ronald C. Tritschler, Trustee	$~~854~~974	$0	$0	$~~35,000~~38,000

Interested Trustees and Officers	Aggregate Compensation from ~~the~~each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust~~*~~[1]
Nancy V. Kelly, Trustee	$0	$0	$0	$0
Anthony J. Ghoston, President and CEO	$0	$0	$0	$0
John C. Swhear, Senior Vice President	$0	$0	$0	$0
J. Michael Landis, Interim Treasurer	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$~~3659~~3,846	$0	$0	$~~150,000**~~150,000[2]
Heather Bonds, Secretary	$0	$0	$0	$0

 ~~*~~ 1As of the date of this SAI~~,~~. the Trust consists of ~~__~~39 series.

~~**~~2 In addition to the CCO’s salary listed in the table, the Trust incurs up to $20,000 to pay for the CCO’s expenses in connection with compliance-related activities, including audits of ~~advisors~~advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of the date of this SAI, the Fund did not have any control persons or principal shareholders.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. Although the Fund’s annual portfolio turnover rate cannot be accurately predicted, the Manager anticipates that the Fund will experience a portfolio turnover rate in excess of 100%

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The Trust, the Distributor, and the Advisor have each adopted a Code of Ethics (the “Rule 17j-1 Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (~~8__) ___________.~~888) 592-2355. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 60 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment Advisors or Advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

The Trust and the Fund’s Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Advisor votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Advisor’s proxy voting policy generally provides that all proxy solicitations shall be reviewed on an issuer-by-issuer basis, and that each item for which a vote is sought shall be considered in the context of the issuer under review and the various economic impacts such item may have on the Fund’s stated investment objectives. The Advisor will give great weight to the views of the issuer’s management, and in most cases will vote in favor of management’s recommendations unless it is apparent, after reasonable inquiry, that to vote in accordance with management recommendations would likely have a negative impact on the Fund’s shareholder value. In such cases, the Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values and will vote such items in accordance with their good faith conclusions as to the course of action that will best benefit the Fund’s shareholders.

The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted  The Advisor’s policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (~~8__) ___-____~~888) 592-2355 to request a copy, or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Indianapolis, IN 46208. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. The Fund’s proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The price (net asset value) of the shares of the Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. The Trust’s fund accounting agent maintains a pricing review committee that will review any fair value provided by the Advisor, subject to the ultimate review and approval of the Pricing Committee of the Board of Trustees. Any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. The full Pricing Committee will review all fair valued securities on a quarterly basis.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•

Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. The custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Unified Fund Services, Inc. (“Unified”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. Unified and the Distributor each operates as a wholly-owned subsidiary of Huntington.

FUND SERVICES

Unified, 2960 N. Meridian Street, Indianapolis, Indiana 46208, acts as the Fund’s transfer agent, fund accountant and administrator. The officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of each of the Custodian and Distributor.

Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.50 per shareholder account (subject to a monthly minimum fee of $1,667) for these transfer agency services.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives a monthly fee from the Fund equal to an annual rate of 0.040% of the Fund’s average daily net assets up to $100 million, 0.020% of the Fund’s average daily net assets from $100 million to $250 million, and 0.010% of the Fund’s average daily net assets over $250 million (subject to a monthly minimum fee of $2,083).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.090% of the Fund’s average daily net assets under $100 million, 0.060% of the Fund’s average daily net assets from $100 million to $250 million, and 0.030% of the Fund’s average daily net assets over $250 million (subject to a minimum fee of $2,917 per month).

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending ~~______,~~November 30, 2008. Cohen Fund Audit Services, Ltd. performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian Street, Indianapolis, Indiana 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. An officer of the Trust is an officer of the Distributor and may be deemed to be an affiliate of the Distributor. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on November 12, 2007 called for the purpose of, among other things, voting on such Plan.

The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Advisor does not currently intend to activate the Plan during the first year of operations but may do so at any time.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements.

PART C. OTHER INFORMATION

Item 23.	Exhibits

(1)
(a)	Financial Statements included in Part A: None

(b)	Financial Statements included in Part B: None

(2) (a)

(i)

Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(ii)

First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(iii)

Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(iv)

Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(v)	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

(vi)	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

(vii)>	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

(viii)	Amendment No. 8 to Agreement and Declaration of Trust – Filed herewith.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts.

1.

Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

(a)           Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Spectrum regarding fee waiver and expense reimbursement with respect to the Marathon Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

3.

(a)           Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with StoneRidge Investment Partners, LLC, regarding fee waiver and expense reimbursement with respect to the StoneRidge Small Cap Growth Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

4.

(a)           Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Becker Capital Management, Inc., regarding fee waiver and expense reimbursement with respect to the Becker Value Equity Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

5.

(a)           Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Becker Capital Management, Inc., regarding fee waiver and expense reimbursement with respect to the Becker Small Cap Value Equity Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

6.

(a)           Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Dreman Contrarian Large Cap Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

7.

(a)           Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Dreman Contrarian Mid Cap Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

8.

(a)           Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(b)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Retail Class shares of the Dreman Contrarian Small Cap Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

(c)

Copy of the Side Letter Agreement with Dreman Value Management, LLC, regarding fee waiver and expense reimbursement with respect to the Institutional Class shares of the Dreman Contrarian Small Cap Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

9.

(a)           Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(b)

Copy of Amended and Restated Side Letter Agreement with Crawford Investment Counsel, Inc., dated April 26, 2006, regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

10.

Copy of Registrant’s Amended and Restated Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007, and incorporated herein by reference.

11.

(a)           Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Allocation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

12.

(a)           Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

13.

(a)     Copy of Registrant’s Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2007 and incorporated herein by reference.

(c)

Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund Class I shares – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

14.

(a)     Copy of Registrant’s Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Marco Investment Management, LLC regarding fee waiver and expense reimbursement with respect to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2007 and incorporated herein by reference.

15.

(a)                 Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated January 31, 2007 and incorporated herein by reference.

16.

(a)                 Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

17.

(a)     Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

18.	Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Anti-Terror Multi-Cap Fund – Filed herewith.

19.	(a) Copy of Registrant’s Amended Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed herewith.

(b)

Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

20.

Copy of Registrant’s amended and restated Management Agreement with Iron Financial Management, Inc., dated January 30, 2006, with regard to Iron Market Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

21.

(a)     Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Fund – Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

22.

(a)     Copy of Registrant’s Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Amended and Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant’s registration statement on Form N-1A dated February 28, 2007 and incorporated herein by reference.

23.

(a)     Copy of Registrant’s Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Copy of Executed Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Fund– Filed with Registrant’s registration statement on Form N-1A dated May 22, 2006 and incorporated herein by reference.

24.

(a)     Copy of Registrant’s Management Agreement with Iron Financial Management, Inc., with regard to Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated May 3, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Iron Financial Management, Inc., regarding fee waiver and expense reimbursement with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

25.

(a)     Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

26.

(a)     Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

27.

(a)     Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

28.

(a)     Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

29.

(a)     Copy of Registrant’s Management Agreement with SMI Advisory Services, LLC with regard to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with SMI Advisory Services, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

30.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

31.

          (b)              Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

32.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

33.

          (b)              Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

34.

(a)     Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(b)

Copy of Sub-advisory Agreement between Dean Investment Associates, LLC and Newton Capital Management Ltd. with regard to Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(c)

Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

35.

(a)   Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Quantitative Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dreman Value Management, LLC regarding fee waiver and expense reimbursement with respect to the Dreman Quantitative Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

36.

(a)     Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to Dreman Quantitative Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dreman Value Management, LLC regarding fee waiver and expense reimbursement with respect to the Dreman Quantitative Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

37.

(a)     Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Quantitative Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Dreman Value Management, LLC regarding fee waiver and expense reimbursement with respect to the Dreman Quantitative Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

38.

(a)     Copy of Registrant’s Management Agreement with Mirzam Asset Management, LLC with regard to the Mirzam Enhanced Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Mirzam Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Mirzam Enhanced Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(c)

Copy of Sub-Advisory Agreement between Mirzam Asset Management, LLC and Bastiat Capital, LLC with regard to Mirzam Enhanced Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

39.	(a) Copy of Registrant’s Management Agreement with Bell Investment Advisors, Inc. with regard to the Bell Worldwide Trends Fund – Filed herewith.

(b)	Form of Side Letter Agreement with Bell Investment Advisors, Inc. regarding fee waiver and expense reimbursement with respect to the Bell Worldwide Trends Fund – Filed herewith.

39. (a) Copy of Registrant’s Management Agreement with Envestnet Asset             Management, Inc. with regard to 3 to 1 Diversified Equity Fund – To be filed.

(b)	Form of Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Diversified Equity Fund – To be filed.

40.	(a) Copy of Registrant’s Management Agreement with Envestnet Asset Management, Inc. with regard to 3 to 1 Strategic Income Fund – To be filed.

(b)	Form of Side Letter Agreement with Envestnet Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the 3 to 1 Strategic Income Fund – To be filed

41.	Copy of Portfolio Consulting Agreement between Envestnet Asset Management, Inc. and III to I Financial Management Research, L.P. with regard to 3 to 1 Funds – To be filed.

42..	Copies of Subadvisory Agreements between Envestnet Asset Management, Inc. and with various sub-advisers with regard to 3 to 1 Funds – To be filed.

43.	(a) Copy of Registrant’s Management Agreement with SBAuer Funds, LLC with regard to the Auer Growth Fund – To be filed.

(b)	Form of Side Letter Agreement with SBAuer Funds, LLC regarding fee waiver and expense reimbursement with respect to the Auer Growth Fund – To be filed.

(e)

(1)           Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(2)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

(1)

Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

(a)           Custodian Agreement. Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)

Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(3)

Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)	Other Material Contracts.

(1)

(A)         Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(B)               Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on Form N-1A dated October 30, 2007 and incorporated herein by reference.

(2)

Global Security Risk Screen and Certification Agreement by and between The Roosevelt Investment Group, Inc., as adviser to the Roosevelt Anti-Terror Multi-Cap Fund, and Conflict Securities Advisory Group, dated as of March 28, 2006, relating to global security risk screening for the Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(i)	Legal Opinion and Consent – Opinion and Consent of Thompson Hine LLP – Filed herewith.

(j)	Other Opinions – None.

(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)

(1)           Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(2)

Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(3)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(6)

Copy of Rule 12b-1 Distribution Plan for the Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(7)	Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(8)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated June 13, 2006 and incorporated herein by reference.

(10)

Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(11)

Copy of Rule 12b-1 Distribution Plan with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(12)

Copy of Rule 12b-1 Distribution Plan with respect to the Leeb Focus Fund Retail Class shares – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(13)	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(14)

Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(15)

Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(16)

Copy of Rule 12b-1 Distribution Plan with respect to the Dean Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(17)

Copy of Rule 12b-1 Distribution Plan with respect to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(18)	Copy of Rule 12b-1 Distribution Plan with respect to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(19)

Copy of Rule 12b-1 Distribution Plan with respect to the Dreman Quantitative Large Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(20)

Copy of Rule 12b-1 Distribution Plan with respect to the Dreman Quantitative Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(21)

Copy of Rule 12b-1 Distribution Plan with respect to the Dreman Quantitative Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated March 12, 2007 and incorporated herein by reference.

(22)

Copy of Rule 12b-1 Distribution Plan with respect to the Mirzam Enhanced Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2007 and incorporated herein by reference.

(23)	Copy of Rule 12b-1 Distribution Plan with respect to the Bell Worldwide Trends Fund – Filed herewith.

(24)	Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Diversified Equity Fund – To be filed.

(25)	Copy of Rule 12b-1 Distribution Plan with respect to the 3 to 1 Diversified Equity Fund – To be filed.

(26)	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – To be filed.

(n) (1)	Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for the Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(3)	Copy of Rule 18f-3 Plan for the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

(o)	Reserved.

(p)	(1) Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q)	(1) Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC with respect to the Dreman Funds – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(6)	Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant’s registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(7)

Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(8)

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(9)

Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(10)

Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(11)

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(12)

Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(13)

Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(14)

Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(15)

Proxy Voting Policy and Procedures adopted by Leeb Capital Management, Inc. as advisor to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(16)

Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(17)

Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(18)

Proxy Voting Policy and Procedures adopted by SMI Advisory Services, LLC as advisor to Sound Mind Investing Funds – Filed with Registrant’s registration statement on Form N-1A dated October 13, 2006 and incorporated herein by reference.

(19)

Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(20)

Proxy Voting Policy and Procedures adopted by Newton Capital Management Ltd. as sub-advisor to the Dean International Fund – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

(21)

ISS Proxy Voting Guidelines used with respect to Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated March 30, 2007 and incorporated herein by reference.

(22)

Proxy Voting Policy and Procedures adopted by Bastiat Capital, LLC as sub-advisor to the Mirzam Enhanced Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2007 and incorporated herein by reference.

(23)	Proxy Voting Policy and Procedures adopted by Bell Investment Advisors, Inc. as advisor to the Bell Worldwide Trends Fund – Filed herewith.

(24)	Proxy Voting Policy and Procedures adopted by Aletheia Research and Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – To be filed.

(25)	Proxy Voting Policy and Procedures adopted by Hillman Capital Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – To be filed.

(26)	Proxy Voting Policy and Procedures adopted by Johnson Asset Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – To be filed.

(27)	Proxy Voting Policy and Procedures adopted by London Company of Virginia as sub-adviser to the 3 to 1 Diversified Equity Fund – To be filed.

(28)	Proxy Voting Policy and Procedures adopted by Pictet Asset Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – To be filed.

(29)	Proxy Voting Policy and Procedures adopted by WB Capital Management, Inc. as sub-adviser to the 3 to 1 Diversified Equity Fund – To be filed.

(30)	Proxy Voting Policy and Procedures adopted by SMH Capital Advisors, Inc. as sub-adviser to the 3 to 1 Strategic Income Fund – To be filed.

(31)	Proxy Voting Policy and Procedures adopted by Loomis, Sayles & Company, LP as sub-adviser to the 3 to 1 Strategic Income Fund – To be filed.

(32)	Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as advisor to the Auer Growth Fund – To be filed.

Item 24.	Persons Controlled by or Under Common Control with Registrant

The sole shareholder of each of the FCI Bond Fund and FCI Equity Fund (together, the FCI Funds”), Midtrusco, is under common control with the FCI Funds’ investment adviser, Financial Counselors, Inc. Financial Counselors, Inc. is owned 100% by FCI Holding Corporation, a Delaware corporation.

David Dreman, portfolio manager to the Dreman Funds, directly or indirectly controls more than 75% of Dreman Value Management, the investment adviser to the Dreman Funds. David Dreman also owns more than 25% of each of the Dreman Contrarian Large Cap Value Fund and Dreman Contrarian Mid Cap Fund. As such, Dreman Value Management may be deemed to be under common control with each of the Dreman Contrarian Large Cap Value Fund and Dreman Contrarian Mid Cap Fund.

Becker Capital Management may be deemed to be under common control with the Becker Small Cap Value Equity Fund because the employees of Becker own more than 25% of the Becker Small Cap Value Equity Fund, through the Becker Capital Management, Inc. Pension Plan, and 100% of Becker Capital Management.

Dean Investment Associates, LLC may be deemed to be under common control with each of the Dean Funds because various persons that own Dean Wealth Management LLP, a controlling shareholder of the Dean Funds, also indirectly own more than 75% of Dean Investment Associates, LLC.

Item 25.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 26.	Business and Other Connections of the Investment Advisers

1.

Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Bastiat Capital, LLC (“Bastiat”) serves as sub-advisor to Mirzam Enhanced Equity Fund. Albert J. Meyer and William L. Culbertson, III, portfolio managers of the Mirzam Enhanced Equity Fund, each is a managing member of Bastiat. Further information about Bastiat can be obtained from its Form ADV Part I available on the IAPD.

3.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

5.

Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

6.

Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds. Stephen M. Miller serves President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

7.

Dreman Value Management, LLC (“Dreman”) serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Quantitative Large Cap Value Fund, Dreman Quantitative Mid Cap Value Fund and Dreman Quantitative Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

8.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

9.

Gamble, Jones, Morphy & Bent (“GJMB”) serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

10.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

11.

Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

12.

Leeb Capital Management, Inc. (“Leeb”), serves as investment advisor to the Leeb Focus Fund. Steven L. Leeb is the President and Donna A. Leeb and Steven Fishman are executive officers. Further information about Leeb can be obtained from its Form ADV Part I available on the IAPD.

13.

Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

14.

Mirzam Asset Management, LLC (“Mirzam”) serves as investment advisor to Mirzam Enhanced Equity Fund. Mr. Clifford R. Morris is a managing member of Mirzam. Further information about Mirzam will be available from its Form ADV Part I available on the IAPD.

15.

Newton Capital Management, Ltd. (“Newton”), serves as investment sub-advisor to the Dean International Fund. Helena Morrissey serves at a Director and Chief Executive Officer of Newton, and each of Jeff Munroe, Kate Turner, Jeremy Bassil, Mark W. Scott, Andrew Downs and Steven B. Tutt are executive officers. Further information about Newton can be obtained from its Form ADV Part I available on the IAPD.

16.

NS Investment Partners, LLC (“NSIP”), serves as investment advisor to the NS Small Cap Growth Fund. Peter Niedland and Mark Schlegel serve as managers of NSIP. Further information about NSIP can be obtained from its Form ADV Part I available on the IAPD.

17.

Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable and William A. Pekin all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

18.

Polynous Capital Management, Inc. (“Polynous”) serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

19.

Quixote Capital Management, LLC (“Quixote”) serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Jerry Pal is the Managing Director of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

20.

SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund and Sound Mind Investing Managed Volatility Fund, each a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

21.

Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum can be obtained from the Form ADV Part I available on the IAPD.

22.

StoneRidge Investment Partners, LLC (“SIPL”) serves as the investment advisor for the StoneRidge Small Cap Growth Fund, a series of the Trust. Mr. James E. Minnick is the Manager of SIPL. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook and Lester T. Rich are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

23.

Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Alpha Value Institutional Fund and Symons Alpha Growth Institutional Fund, each a series of the Trust. Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer. Christopher C. Hoel, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

24.

The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Anti-Terror Multi-Cap Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

25.

Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

26.

Bell Investment Advisors, Inc. (“Bell”) serves as investment adviser to the Bell Worldwide Trends Fund, a series of Registrant. Mr. James Bell is the President of Bell. Further information about Bell can be obtained from its Form ADV Part I available on the Investment Adviser Public Disclosure Website (“IAPD”).

27.

Envestnet Asset Management, Inc. (“Envestnet”) serves as investment adviser to the 3 to 1 Funds. Judson T. Bergman is the Chairman and CEO of Envestnet. Further information about Envestnet can be obtained from its Form ADV Part I available on the IAPD.

28.

III to I Financial Management Research, L.P. (“FMR”) serves as portfolio research consultant to the 3 to 1 Funds. Michael Watters and Darrell Cain are controlling persons of FMR. Further information about FMR can be obtained from its Form ADV Part I available on the IAPD.

29.

Aletheia Research and Management, Inc. (“Aletheia”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Peter Eichler, Roger B. Peikin and Joseph M. Boskovich are executive officers of Aletheia. Further information about Aletheia can be obtained from its Form ADV Part I available on the IAPD.

30.

Hillman Capital Management, Inc. (“Hillman”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Mark A. Hillman is the President and CIO of Hillman. Further information about Hillman can be obtained from its Form ADV Part I available on the IAPD.

31.

Johnson Asset Management, Inc. (“Johnson”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Colette M. Wallner is the CEO and Chief Compliance Officer, and Wendell L. Perkins is the CIO of Johnson. Further information about Johnson can be obtained from its Form ADV Part I available on the IAPD.

32.

London Company of Virginia (“London Company”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Mr. Stephen M. Goddard is a Principal and the CIO of London Company. Further information about London Company can be obtained from its Form ADV Part I available on the IAPD.

33.

Pictet Asset Management, Inc. (“Pictet”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Renaud Deplanta is the CEO and Nicholas Mustoe is the CIO of Pictet. Further information about Pictet can be obtained from its Form ADV Part I available on the IAPD.

34.

WB Capital Management, Inc. (“WB Capital”) serves as sub-adviser to the 3 to 1 Diversified Equity Fund. Jeffrey, David Lorenzen is the President of WB Capital. Further information about WB Capital can be obtained from its Form ADV Part I available on the IAPD.

35.

SMH Capital Advisors, Inc. (“SMH Capital”) serves as sub-adviser to the 3 to 1 Strategic Income Fund. Robert E. Garrison is the President and a director of SMH Capital. Further information about SMH Capital can be obtained from its Form ADV Part I available on the IAPD.

36.

Loomis, Sayles & Company, LP (“Loomis Sayles”) serves as sub-adviser to the 3 to 1 Strategic Income Fund. Robert J. Blanding is the CEO of Loomis Sayles. Further information about Loomis Sayles can be obtained from its Form ADV Part I available on the IAPD.

37.

SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. Robert Auer is the managing member of SBA. Further information about Bell can be obtained from its Form ADV Part I available on the IAPD.

Item 27.	Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Builders Fixed Income Fund, Inc., Dividend Growth Trust, Sparrow Funds, Skyhawk Funds Trust, TrendStar Investment Trust, and The Penn Street Fund, Inc.

(b) The directors and officers of Unified Financial are as follows:

Name	Title	Position with Trust
Daniel B. Benhase 41 S. High St. Columbus, OH 43215	Director	None
Melissa K. Gallagher*	President	None

Stephen D. Highsmith, Jr.*	Senior Vice President, Secretary, and Treasurer	None
Anna Maria Spurgin	Assistant Vice President	None
D. Eric McKenzie*	Assistant Vice President	None

* The principal business address of each officer of Unified Financial is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c)	Not applicable.

Item 28.	Location of Accounts and Records

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Archer Investment Corporation
7970 Clearwater Court

Indianapolis, IN 46256

Bastiat Capital, LLC

Granite Parkway, Suite 200

Plano, TX, 75024

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

Bell Investment Advisors, Inc.

1111 Broadway, Suite 1630

Oakland, CA 94607

Chinook Capital Management

4380 SW Macadam Ave
Suite 250
Portland, OR 97239

Crawford Investment Counsel, Inc.

100 Galleria Parkway

Suite 980

Atlanta, GA 30339

Dreman Value Management, LLC

520 East Cooper Avenue
Suite 230-4

Aspen, CO 81611

Financial Counselors, Inc.
442 West 47th Street

Kansas City, Missouri

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasadena, California 91101

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, Illinois 60093

Leeb Capital Management, Inc.

500 Fifth Avenue, 57th Floor

New York, NY 10110

Marco Investment Management, LLC
300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, FL, 33469

NS Investment Partners, LLP

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325
Chicago, IL 60603

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway

Atlanta, GA 30338

StoneRidge Investment Partners, LLC

3421 Saint Davids Road

Newtown Square, PA 19073

Symons Capital Management, Inc.

250 Mt. Lebanon Blvd., Suite 301

Pittsburgh, Pennsylvania 15234

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, California  93711

Dean Investment Associates, LLC

2480 Kettering Tower

Dayton, Ohio 45423

Newton Capital Management Ltd.

Mellon Financial Centre

160 Queen Victoria Street, London

EC4V 4LA, United Kingdom

Envestnet Asset Management, Inc.

35 East Wacker Drive, 16th Floor

Chicago, Illinois 60601

III to I Financial Management Research, L.P.

5580 Peterson Lane, Suite 100

Dallas, Texas 75240

Aletheia Research and Management, Inc.

100 Wilshire Blvd., Suite 1960

Santa Monica, California 90401

Hillman Capital Management, Inc.

7600 Wisconsin Avenue, Suite 650

Bethesda, Maryland 20814

Johnson Asset Management, Inc.

555 Main St., Suite 440

Racine, Wisconsin 53403

Loomis, Sayles & Company, LP,

One Financial Center

Boston, Massachusetts 02111

London Company of Virginia

1801 Bayberry Court, Suite 301

Richmond, Virginia 23226

Pictet Asset Management, Ltd.

25 Old Broad Street

Tower 42, Level 37

London, EC2N 1HQ

SMH Capital Advisors, Inc.

600 Travis, Suite 3100

Houston, Texas 77002

WB Capital Management, Inc.

1415 28th Street

West Des Moines, Iowa 50266

SBAuer Funds, LLC

10401 N. Meridian St., Suite 100

Indianapolis, IN, 46290

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 29.	Management Services

None.

Item 30.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on December 14, 2007.

UNIFIED SERIES TRUST

By:/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Attest:

By:/s/ J. Michael Landis

J. Michael Landis, Interim Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Anthony J. Ghoston___ Anthony J. Ghoston	President	December 14, 2007
/s/ Michael Landis______ Michael Landis	Interim Treasurer	December 14, 2007
/s/ Daniel Condon * Daniel Condon	Trustee	December 14, 2007
/s/ Gary E. Hippenstiel __* Gary E. Hippenstiel	Trustee	December 14, 2007
/s/ Stephen Little * Stephen Little	Trustee	December 14, 2007
/s/ Ronald Tritschler * Ronald Tritschler	Trustee	December 14, 2007
/s/ Nancy V. Kelly ** Nancy V. Kelly	Trustee	December 14, 2007

*

**/s/ John Swhear

John Swhear, Attorney in Fact

*Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.

**Signed pursuant to a Power of Attorney dated December 12, 2007 and Filed herewith.

Exhibit Number	Description

EX.99.a	Amendment No. 8 to Agreement and Declaration of Trust

EX.99.d	(i) Registrant’s Management Agreement with Bell Investment Advisors, Inc. with regard to the Bell Worldwide Trends Fund

(ii)	Registrant’s Expense Cap Agreement with Bell Investment Advisors, Inc. with regard to the Bell Worldwide Trends Fund

EX.99.i	Legal Opinion and Consent of Thompson Hine LLP

EX 99.j	Power of Attorney for Nancy V. Kelly

EX.99.m	Rule 12b-1 Plan for the Bell Worldwide Trends Fund

EX.99.q	Bell Investment Advisors, Inc.’s Proxy Voting Policy and Procedures, as sub-advisor to the Bell Worldwide Trends Fund